MORGAN STANLEY DEAN WITTER                             Two World Trade Center,
COMPETITIVE EDGE FUND                                  New York, New York 10048
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS November 30, 1998


DEAR SHAREHOLDER:

We are pleased to present the semiannual report of Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio for the six-month period ended November 30, 1998. This report reviews the Fund's most recent performance and provides an analysis of its portfolio.


FUND PERFORMANCE

Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio, which began investing on February 25, 1998, posted a total return of -3.09 percent (Class B shares) for the six-month period ended November 30, 1998. For the same period the Lipper Global Fund Index posted a total return of -3.50 percent. In addition, the Morgan Stanley Capital International World Index (MSCI World Index), the Fund's benchmark, returned 3.37 percent during this period. The Fund's Class A, C and D shares returned -2.70 percent, -3.09 percent and -2.60 percent, respectively, over the same period. The performance of the Fund's four share classes varies because each class has different expenses.

An overweighting in U.S. companies (versus the rest of the world) with market share domination and earnings visibility into 1999 and beyond positively impacted the Fund's performance over the period. The underperformance of the Competitive Edge Fund and the Lipper Global Fund Index versus the MSCI World Index is primarily due to the latter index's high exposure to the U.S. market. In addition, the Fund's performance was depressed by weak markets in Japan, emerging Asia and Latin America.


MARKET OVERVIEW

In general, the world's stock markets displayed tremendous resiliency from the end of May 1998 through November, albeit with volatility the likes of which investors had not seen for some time. June and July proved relatively uneventful until earnings concerns, global currency instability, and fears of plummeting deflation caused global markets to drop precipitously in August. Fears subsided somewhat in September, followed

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS November 30, 1998, continued

by an October to November rally that drove global markets up to new highs. A round of coordinated interest-rate cuts by central banks around the world, as well as the eventual announcement of long-awaited banking reforms in Japan, contributed to rebuilding confidence as 1998 came to a close.


THE PORTFOLIO

The Fund invests in stocks from a list compiled by the Morgan Stanley Dean Witter Equity Research Department, that they believe demonstrate a long-term sustainable "competitive edge" versus other players in the global arena.

As of November 30, the portfolio manager invested 97 percent of the Fund's assets in 41 equity positions throughout the world with the remaining 3 percent held in U.S. commercial paper. Equity holdings in U.S. companies represented approximately 58 percent of the Fund's total assets, with the remaining balance diversified throughout 9 other countries. In descending order beginning with the largest exposure, these are: the U.K., France, the Netherlands, Japan, Switzerland, Germany, Australia, Sweden and Finland.

A few of the larger positions held in the Fund as of November 30 included: Time Warner (movies/entertainment) and American Home Products (major pharmaceuticals) in the U.S.; Unilever (packaged foods) and Diageo (alcoholic beverages) in the U.K.; Axa (multi-line insurance) and TOTAL (oil refining/marketing) in France; Heineken (alcoholic beverages) and Wolters-Kluwer (books/magazines) in the Netherlands; and Fuji Photo (photographic products) and Sony (consumer electronics and appliances) in Japan.


LOOKING AHEAD

While the track record of Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio is still relatively limited due to its introduction less than one year ago, it is our view that our large, market-share-dominant companies should continue to prosper in a continuously expanding global economy. For investors with a three-to-five year investment horizon, we believe these competitive leaders will provide global exposure to many of the world's fastest-growing industries.

We appreciate your continued support and interest in the Fund and look forward to serving your investment needs into the next millennium.


Very truly yours,


/s/ CHARLES A. FIUMEFREDDO
-----------------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS November 30, 1998 (unaudited)




    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -------------------
                    COMMON AND PREFERRED STOCKS (96.9%)
                    AUSTRALIA (3.0%)
                    Newspapers
 9,887,000          News Corporation Ltd. (Pref.) ..........   $   62,040,925
                                                               --------------
                    FINLAND (2.0%)
                    Paper & Forest Products
 1,600,000          UPM-Kymmene Oyj ........................       41,955,597
                                                               --------------
                    FRANCE (5.1%)
                    Multi-Line Insurance
   404,000          AXA  ...................................       52,278,169
                                                               --------------
                    Oil Refining/Marketing
   420,000          Total S.A. (B Shares) ..................       52,130,282
                                                               --------------
                    TOTAL FRANCE ...........................      104,408,451
                                                               --------------
                    GERMANY (4.2%)
                    Diversified Manufacturing
   142,000          MAN AG .................................       40,336,621
                                                               --------------
                    Motor Vehicles
    60,600          Bayerische Motoren Werke (BMW)
                    AG .....................................       46,882,419
                                                               --------------
                    TOTAL GERMANY ..........................       87,219,040
                                                               --------------
                    JAPAN (4.6%)
                    Consumer Electronics/Appliances
   660,070          Sony Corp. .............................       48,292,576
                                                               --------------
                    Photographic Products
 1,256,000          Fuji Photo Film Co. ....................       46,915,144
                                                               --------------
                    TOTAL JAPAN ............................       95,207,720
                                                               --------------
                    NETHERLANDS (4.7%)
                    Alcoholic Beverages
 1,091,000          Heineken NV ............................       55,484,261
                                                               --------------
                    Books/Magazine
   211,900          Wolters Kluwer NV ......................       40,453,334
                                                               --------------
                    TOTAL NETHERLANDS ......................       95,937,595
                                                               --------------
                    SWEDEN (2.4%)
                    Life Insurance
 3,500,000          Skandia Forsakrings AB .................       49,677,419
                                                               --------------
                    Tools/Hardware
    29,800          Sandvik AB (B Shares) ..................          549,309
                                                               --------------
                    TOTAL SWEDEN ...........................       50,226,728
                                                               --------------


    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              -------------------
                    SWITZERLAND (4.4%)
                    Building Materials
    42,800          Holderbank Financiere Glarus AG
                    (B Shares) .............................   $   49,623,188
                                                               --------------
                    Packaged Foods
    19,500          Nestle S.A.  ...........................       40,572,536
                                                               --------------
                    TOTAL SWITZERLAND ......................       90,195,724
                                                               --------------
                    UNITED KINGDOM (9.0%)
                    Alcoholic Beverages
 4,457,400          Diageo PLC .............................       49,911,242
                                                               --------------
                    Banking
 1,610,000          HSBC Holdings PLC ......................       41,279,385
                                                               --------------
                    Industrial Machinery/Components
11,500,000          Siebe PLC ..............................       41,342,937
                                                               --------------
                    Packaged Foods
 5,000,000          Unilever PLC ...........................       51,987,877
                                                               --------------
                    TOTAL UNITED KINGDOM  ..................      184,521,441
                                                               --------------
                    UNITED STATES (57.5%)
                    Aerospace
 1,256,000          Boeing Co. .............................       51,025,000
                                                               --------------
                    Air Freight/Delivery Services
   910,900          FDX Corp.* .............................       59,094,637
                                                               --------------
                    Computer Software
 1,053,000          Computer Associates
                    International, Inc.  ...................       46,595,250
   424,700          Microsoft Corp.* .......................       51,813,400
                                                               --------------
                                                                   98,408,650
                                                               --------------
                    Computers Communications
   733,500          Cisco Systems, Inc.* ...................       55,287,562
                                                               --------------
                    Diversified Financial Services
   512,200          American Express Co. ...................       51,252,013
                                                               --------------
                    Electrical Products
   696,400          Emerson Electric Co. ...................       45,266,000
   544,100          General Electric Co. ...................       49,241,050
                                                               --------------
                                                                   94,507,050
                                                               --------------
                    Integrated Oil Companies
   689,800          Chevron Corp.  .........................       57,684,525
                                                               --------------
                    Major Banks
 1,455,000          Bank of New York Co., Inc.  ............       49,833,750
                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS November 30, 1998 (unaudited) continued


  NUMBER OF
   SHARES                                                         VALUE
------------                                                ----------------
               Major Chemicals
  977,000      Du Pont (E.I.) de Nemours & Co.,
               Inc. .....................................   $  57,398,750
                                                            -------------
               Major Pharmaceuticals
1,133,300      American Home Products Corp. .............      60,348,225
  586,000      Lilly (Eli) & Co.  .......................      52,556,875
                                                            -------------
                                                              112,905,100
                                                            -------------
               Medical Equipment & Supplies
  854,300      Medtronic, Inc. ..........................      57,825,431
                                                            -------------
               Movies/Entertainment
  587,000      Time Warner, Inc. ........................      62,075,250
                                                            -------------
               Oilfield Services/Equipment
1,237,600      Halliburton Co. ..........................      36,354,500
  881,700      Schlumberger, Ltd.  ......................      39,400,969
                                                            -------------
                                                               75,755,469
                                                            -------------
               Retail
  655,000      Wal-Mart Stores, Inc. ....................      49,329,687
                                                            -------------
               Semiconductors
  507,800      Intel Corp. ..............................      54,620,238
                                                            -------------
               Services to the Health Industry
1,042,000      Quintiles Transnational Corp.* ...........      51,969,750
                                                            -------------
               Soft Drinks
1,256,000      Coca-Cola Enterprises, Inc. ..............      47,492,500
                                                            -------------
               Unregulated Power Generation
1,010,000      AES Corp. (The) * ........................      46,207,500
                                                            -------------
               Utilities -- Electric
1,800,000      Southern Co.  ............................      53,100,000
                                                            -------------
               TOTAL UNITED STATES ......................   1,185,772,862
                                                            -------------
               TOTAL COMMON AND
               PREFERRED STOCKS
               (Identified Cost $1,911,168,712)..........   1,997,486,083
                                                            -------------



  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                      VALUE
-------------                                              ----------------
                SHORT-TERM INVESTMENTS (2.6%)
                U.S. GOVERNMENT AGENCY (a) (2.6%)
$   52,600      Federal Home Loan Banks 5.15%
                due 12/01/98 (Amortized Cost
                $52,600,000) ...........................   $  52,600,000
                                                           -------------
                REPURCHASE AGREEMENT (0.0%)
       302      The Bank of New York 4.625%
                due 12/01/98 (dated 11/30/98;
                proceeds $302,521) (b)
                (Identified Cost $302,482) .............         302,482
                                                           -------------
                TOTAL SHORT-TERM INVESTMENTS
                (Identified Cost $52,902,482) ..........      52,902,482
                                                           -------------


TOTAL INVESTMENTS
(Identified Cost $1,964,071,194) (c)       99.5%     2,050,388,565
OTHER ASSETS IN EXCESS OF
LIABILITIES ........................        0.5         11,337,795
                                          -----      -------------
NET ASSETS .........................      100.0%    $2,061,726,360
                                          =====     ==============

--------------------------------
 *    Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $47,591 U.S. Treasury Note 6.25% due 05/31/99 valued at $47,948; $140,000 U.S. Treasury Note 5.75% due 08/15/03
      valued at $148,619 and $107,363 U.S. Treasury Note 6.125% due 07/31/00 valued at $112,026.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $159,975,768 and the aggregate gross unrealized depreciation is $73,658,397, resulting in net unrealized appreciation of $86,317,371.

      FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 1998:



      CONTRACTS               IN          DELIVERY      UNREALIZED
      TO DELIVER         EXCHANGE FOR       DATE       DEPRECIATION
---------------------   --------------   ----------   -------------
 SEK       22,138,901   $2,710,078       12/01/98     $ (6,769)
 SEK       28,972,236   $3,553,568       12/03/98      (10,524)
                                                      --------
    Total unrealized depreciation ...............     $(17,293)
                                                      ========

Currency Abbreviation:
SEK Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

SUMMARY OF INVESTMENTS November 30, 1998 (unaudited)




                                                                 PERCENT OF
INDUSTRY                                       VALUE             NET ASSETS
-----------------------------------   -----------------------   -------------
Aerospace .........................   $   51,025,000             2.5%
Air Freight/Delivery Services......       59,094,637             2.9
Alcoholic Beverages ...............      105,395,503             5.1
Banking ...........................       41,279,385             2.0
Books/Magazine ....................       40,453,334             2.0
Building Materials ................       49,623,188             2.4
Computer Software .................       98,408,650             4.8
Computers Communications ..........       55,287,562             2.7
Consumer
   Electronics/Appliances .........       48,292,576             2.3
Diversified Financial Services.....       51,252,012             2.5
Diversified Manufacturing .........       40,336,621             2.0
Electrical Products ...............       94,507,050             4.6
Industrial
   Machinery/Components ...........       41,342,937             2.0
Integrated Oil Companies ..........       57,684,525             2.8
Life Insurance ....................       49,677,419             2.4
Major Banks .......................       49,833,750             2.4
Major Chemicals ...................       57,398,750             2.8
Major Pharmaceuticals .............      112,905,100             5.5
Medical Equipment &
   Supplies .......................       57,825,431             2.8
Motor Vehicles ....................       46,882,419             2.3
Movies/Entertainment ..............       62,075,250             3.0
Multi-Line Insurance ..............       52,278,169             2.5
Newspapers ........................       62,040,925             3.0



                                                                 PERCENT OF
INDUSTRY                                       VALUE             NET ASSETS
-----------------------------------   -----------------------   -------------
Oil Refining/Marketing ............   $   52,130,282             2.5%
Oilfield Services/Equipment .......       75,755,469             3.7
Packaged Foods ....................       92,560,413             4.5
Paper & Forest Products ...........       41,955,597             2.0
Photographic Products .............       46,915,144             2.3
Repurchase Agreement ..............          302,482             0.0
Retail ............................       49,329,688             2.4
Semiconductors ....................       54,620,238             2.6
Services To The Health
   Industry .......................       51,969,750             2.5
Soft Drinks .......................       47,492,500             2.3
Tools/Hardware ....................          549,309             0.0
U.S. Government Agency ............       52,600,000             2.6
Unregulated Power
   Generation .....................       46,207,500             2.2
Utilities - Electric ..............       53,100,000             2.6
                                      --------------
                                      $2,050,388,565            99.5%
                                      ==============


                                                        PERCENT OF
TYPE OF INVESTMENT                       VALUE          NET ASSETS
--------------------------------   -----------------   -----------
Common Stocks ..................   $1,935,445,158       93.9%
Preferred Stock ................       62,040,925        3.0
Short-Term Investments .........       52,902,482        2.6
                                   --------------
                                   $2,050,388,565       99.5%
                                   ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $1,964,071,194)........................................  $2,050,388,565
Receivable for:
   Investments sold ......................................................      10,351,343
   Dividends .............................................................       3,118,584
   Shares of beneficial interest sold ....................................       2,130,433
   Foreign withholding taxes reclaimed ...................................       1,717,965
Deferred organizational expenses .........................................         118,824
Prepaid expenses and other assets ........................................         487,589
                                                                            --------------
   TOTAL ASSETS ..........................................................   2,068,313,303
                                                                            --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts .......          17,293
Payable for:
   Shares of beneficial interest repurchased .............................       2,239,769
   Plan of distribution fee ..............................................       1,641,570
   Investments purchased .................................................       1,505,392
   Investment management fee .............................................       1,107,443
Accrued expenses and other payables ......................................          75,476
                                                                            --------------
   TOTAL LIABILITIES .....................................................       6,586,943
                                                                            --------------
   NET ASSETS ............................................................  $2,061,726,360
                                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................  $2,086,761,869
Net unrealized appreciation ..............................................      86,382,511
Accumulated net investment loss ..........................................        (104,815)
Accumulated net realized loss ............................................    (111,313,205)
                                                                            --------------
   NET ASSETS ............................................................  $2,061,726,360
                                                                            ==============
CLASS A SHARES:
Net Assets ...............................................................  $  116,723,403
Shares Outstanding (unlimited authorized, $.01 par value).................      11,570,870
   NET ASSET VALUE PER SHARE .............................................  $        10.09
                                                                            ==============
   MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ......................  $        10.65
                                                                            ==============
CLASS B SHARES:
Net Assets ...............................................................  $1,764,677,572
Shares Outstanding (unlimited authorized, $.01 par value).................     175,933,851
   NET ASSET VALUE PER SHARE .............................................  $        10.03
                                                                            ==============
CLASS C SHARES:
Net Assets ...............................................................  $  172,120,779
Shares Outstanding (unlimited authorized, $.01 par value).................      17,160,016
   NET ASSET VALUE PER SHARE .............................................  $        10.03
                                                                            ==============
CLASS D SHARES:
Net Assets ...............................................................  $    8,204,606
Shares Outstanding (unlimited authorized, $.01 par value).................         811,796
   NET ASSET VALUE PER SHARE .............................................  $        10.11
                                                                            ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended November 30, 1998 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends (net of $459,541 foreign withholding tax)...................    $   9,691,867
Interest .............................................................        2,203,743
                                                                          -------------
   TOTAL INCOME ......................................................       11,895,610
                                                                          -------------
EXPENSES
Plan of distribution fee (Class A shares) ............................          141,618
Plan of distribution fee (Class B shares) ............................        8,493,043
Plan of distribution fee (Class C shares) ............................          841,671
Investment management fee ............................................        6,400,515
Transfer agent fees and expenses .....................................        1,585,167
Custodian fees .......................................................          208,306
Registration fees ....................................................          112,223
Professional fees ....................................................           34,014
Shareholder reports and notices ......................................           27,858
Organizational expenses ..............................................           13,859
Trustees' fees and expenses ..........................................            7,054
Other ................................................................           35,458
                                                                          -------------
   TOTAL EXPENSES ....................................................       17,900,786
                                                                          -------------
   NET INVESTMENT LOSS ...............................................       (6,005,176)
                                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
   Investments .......................................................      (97,865,288)
   Foreign exchange transactions .....................................           (2,605)
                                                                          -------------
   NET LOSS ..........................................................      (97,867,893)
                                                                          -------------
Net change in unrealized appreciation/depreciation on:
   Investments .......................................................       32,824,319
   Translation of forward foreign currency contracts, other assets and
     liabilities denominated in foreign currencies ...................           89,613
                                                                          -------------
   NET APPRECIATION ..................................................       32,913,932
                                                                          -------------
   NET LOSS ..........................................................      (64,953,961)
                                                                          -------------
NET DECREASE .........................................................    $ (70,959,137)
                                                                          =============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                                                FOR THE PERIOD
                                                            FOR THE SIX       FEBRUARY 25, 1998*
                                                            MONTHS ENDED           THROUGH
                                                         NOVEMBER 30, 1998       MAY 31, 1998
                                                        -------------------  -------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) .........................    $   (6,005,176)      $    4,398,617
Net realized loss ....................................       (97,867,893)         (13,168,378)
Net change in unrealized appreciation ................        32,913,932           53,468,579
                                                          --------------       --------------
   NET INCREASE (DECREASE) ...........................       (70,959,137)          44,698,818
Net increase from transactions in shares of beneficial
  interest ...........................................       121,598,719        1,966,337,960
                                                          --------------       --------------
   NET INCREASE ......................................        50,639,582        2,011,036,778
NET ASSETS:
Beginning of period ..................................     2,011,086,778               50,000
                                                          --------------       --------------
   END OF PERIOD
   (Including a net investment loss of $104,815 and
   undistributed net investment income of $5,900,361,
   respectively) .....................................    $2,061,726,360       $2,011,086,778
                                                          ==============       ==============

---------------------
  *     Commencement of operations.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate Portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and had no other operations other than those relating to organizational matters and the issuance of 1,250 shares of beneficial interest by each class for $12,500 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Portfolio's initial capitalization. The Portfolio commenced operations on February 25, 1998.

The Portfolio offers four classes of shares. Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.


E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.


F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% of the portion of the daily net assets not exceeding $1.5 billion and 0.625% of the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Portfolio's investments, the Investment Manager maintains certain of the Portfolio's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Portfolio who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Portfolio.


3. PLAN OF DISTRIBUTION

Shares of the Portfolio are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, including carrying charges, totaled $87,686,438 at November 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Portfolio that for the six months ended November 30, 1998, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

shares and Class C shares of $13,693, $2,358,706 and $152,077, respectively and received $227,196 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1998 aggregated $1,128,987,418 and $912,074,981, respectively.

For the six months ended November 30, 1998, the Fund incurred brokerage commissions of $1,125,461 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At November 30, 1998, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $10,334,050 and $1,505,392, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent.


5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,472,000 during fiscal 1998.

As of May 31, 1998, the Portfolio had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.


6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Portfolio may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At November 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                                   FOR THE PERIOD
                                               FOR THE SIX                       FEBRUARY 25, 1998*
                                               MONTHS ENDED                            THROUGH
                                            NOVEMBER 30, 1998                       MAY 31, 1998
                                    ----------------------------------   -----------------------------------
                                               (unaudited)
                                         SHARES            AMOUNT             SHARES             AMOUNT
                                    ---------------   ----------------   ---------------   -----------------
CLASS A
Sold ............................       1,342,052      $   13,104,192       11,592,880      $  116,824,084
Redeemed ........................      (1,127,177)        (10,512,240)        (238,135)         (2,486,285)
                                       ----------      --------------       ----------      --------------
Net increase -- Class A .........         214,875           2,591,952       11,354,745         114,337,799
                                       ----------      --------------       ----------      --------------
CLASS B
Sold ............................      28,323,041         279,714,421      167,749,918       1,699,075,476
Redeemed ........................     (17,763,296)       (165,460,473)      (2,377,063)        (24,804,561)
                                      -----------      --------------      -----------      --------------
Net increase -- Class B .........      10,559,745         114,253,948      165,372,855       1,674,270,915
                                      -----------      --------------      -----------      --------------
CLASS C
Sold ............................       2,877,181          28,134,006       17,653,992         178,479,819
Redeemed ........................      (2,771,834)        (26,465,737)        (600,572)         (6,271,272)
                                      -----------      --------------      -----------      --------------
Net increase -- Class C .........         105,347           1,668,269       17,053,420         172,208,547
                                      -----------      --------------      -----------      --------------
CLASS D
Sold ............................         367,774           3,787,987          519,814           5,520,699
Redeemed ........................         (77,042)           (703,437)              --                  --
                                      -----------      --------------      -----------      --------------
Net increase -- Class D .........         290,732           3,084,550          519,814           5,520,699
                                      -----------      --------------      -----------      --------------
Net increase in Fund ............      11,170,699      $  121,598,719      194,300,834      $1,966,337,960
                                      ===========      ==============      ===========      ==============

---------------
*   Commencement of operations.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a beneficial interest outstanding throughout each period:



                                                                                         FOR THE PERIOD
                                                                  FOR THE SIX          FEBRUARY 25, 1998*
                                                                 MONTHS ENDED                THROUGH
                                                               NOVEMBER 30, 1998          MAY 31, 1998
                                                           ------------------------   --------------------
                                                                  (unaudited)
CLASS B SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................              $   10.35            $   10.00
                                                                      ----------           -------------
Income (loss) from investment operations:
 Net investment income (loss) ..........................                  (0.03)                0.03
 Net realized and unrealized gain (loss) ...............                  (0.29)                0.32
                                                                      ----------           -------------
Total income (loss) from investment operations .........                  (0.32)                0.35
                                                                      ----------           -------------
Net asset value, end of period .........................              $   10.03            $   10.35
                                                                      ==========           =============
TOTAL RETURN + .........................................                  (3.09)%(1)            3.50%(1)
RATIOS TO AVERAGE NET ASSETS :
Expenses ...............................................                   1.85 %(2)(3)         1.88%(2)
Net investment income (loss) ...........................                  (0.65)%(2)(3)         0.92%(2)
SUPPLEMENTAL DATA :
Net assets, end of period, in thousands ................             $1,764,678           $1,711,433
Portfolio turnover rate ................................                     48 %(1)              19%(1)

-------------
 *     Commencement of operations.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Not annualized.

(2)    Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, continued


                                                                                         FOR THE PERIOD
                                                                  FOR THE SIX          FEBRUARY 25, 1998*
                                                                 MONTHS ENDED               THROUGH
                                                               NOVEMBER 30, 1998          MAY 31, 1998
                                                           ------------------------   -------------------
                                                                  (unaudited)
CLASS A SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................              $  10.37             $  10.00
                                                                      --------             -----------
Income (loss) from investment operations:
 Net investment income .................................                   --                  0.05
 Net realized and unrealized gain (loss) ...............                 (0.28)                0.32
                                                                      --------             -----------
Total income (loss) from investment operations .........                 (0.28)                0.37
                                                                      --------             -----------
Net asset value, end of period .........................              $  10.09             $  10.37
                                                                      ========             ===========
TOTAL RETURN+ ..........................................                 (2.70)%(1)            3.70%(1)
RATIOS TO AVERAGE NET ASSETS :
Expenses ...............................................                  1.10 %(2)(3)         1.13%(2)
Net investment income ..................................                  0.10 %(2)(3)         1.66%(2)
SUPPLEMENTAL DATA :
Net assets, end of period, in thousands ................              $116,723             $117,750
Portfolio turnover rate ................................                    48 %(1)              19%(1)
CLASS C SHARES ++
SELECTED PER SHARE DATA
Net asset value, beginning of period ...................              $  10.35             $  10.00
                                                                    --------------         -----------
Income (loss) from investment operations:
 Net investment income (loss) ..........................                 (0.03)                0.03
 Net realized and unrealized gain (loss) ...............                 (0.29)                0.02
                                                                    --------------         -----------
Total income (loss) from investment operations .........                 (0.32)                0.35
                                                                    --------------         -----------
Net asset value, end of period .........................              $  10.03             $  10.35
                                                                    ==============         ===========
TOTAL RETURN+ ..........................................                 (3.09)%(1)            3.50%(1)
RATIOS TO AVERAGE NET ASSETS :
Expenses ...............................................                  1.85 %(2)(3)         1.88%(2)
Net investment income (loss) ...........................                 (0.65)%(2)(3)         0.91%(2)
SUPPLEMENTAL DATA :
Net assets, end of period, in thousands ................              $172,121             $176,497
Portfolio turnover rate ................................                    48 %(1)              19%(1)

--------------
 *     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, continued


                                                                                FOR THE PERIOD
                                                             FOR THE SIX      FEBRUARY 25, 1998*
                                                             MONTHS ENDED          THROUGH
                                                          NOVEMBER 30, 1998      MAY 31, 1998
                                                         ------------------- -------------------
                                                             (unaudited)
CLASS D SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $ 10.38             $  10.00
                                                              -------             --------
Income (loss) from investment operations:
 Net investment income .................................         0.02                 0.08
 Net realized and unrealized gain (loss) ...............        (0.29)                0.30
                                                              -------             --------
Total income (loss) from investment operations .........        (0.27)                0.38
                                                              -------             --------
Net asset value, end of period .........................      $ 10.11             $  10.38
                                                              =======             ========
TOTAL RETURN+ ..........................................        (2.60)%(1)            3.80%(1)
RATIOS TO AVERAGE NET ASSETS :
Expenses ...............................................         0.85 %(2)(3)         0.92%(2)
Net investment income ..................................         0.35 %(2)(3)         2.94%(2)
SUPPLEMENTAL DATA :
Net assets, end of period, in thousands ................       $8,205             $  5,407
Portfolio turnover rate ................................           48 %(1)              19%(1)

--------------
 *     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.






MORGAN STANLEY
DEAN WITTER
COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

SEMIANNUAL REPORT
NOVEMBER 30, 1998